Earnings Per Share Attributable to Federated Investors, Inc. Shareholders	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share Attributable to Federated Investors, Inc. Shareholders
(17) Earnings Per Share Attributable to Federated Investors, Inc. Shareholders
The following table sets forth the computation of basic and diluted earnings per share using the two-class method for amounts attributable to Federated Investors, Inc. for the years ended December 31:

in thousands, except per share data	2011	2010	2009
Numerator – Basic
Net income attributable to Federated Investors, Inc.	$150,906	$179,114	$197,292
Less: Total income available to participating unvested restricted shareholders[1]	(4,922)	(6,443)	(4,917)
Total net income attributable to Federated Common Stock[2]	$145,984	$172,671	$192,375
Numerator – Diluted
Net income attributable to Federated Investors, Inc.	$150,906	$179,114	$197,292
Less: Total income available to participating unvested restricted shareholders[1]	(4,921)	(6,443)	(4,913)
Total net income attributable to Federated Common Stock[2]	$145,985	$172,671	$192,379
Denominator
Basic weighted-average common shares outstanding	100,609	99,925	99,923
Dilutive potential shares from stock options	23	68	133
Diluted weighted-average common shares outstanding	100,632	99,993	100,056
Earnings per share
Net income attributable to Federated Common Stock - Basic[2]	$1.45	$1.73	$1.93
Net income attributable to Federated Common Stock - Diluted[2]	$1.45	$1.73	$1.92

1
Income available to participating restricted shareholders includes dividends paid to unvested restricted shareholders, net of forfeited dividends, and their proportionate share of undistributed earnings.

2	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
For the years ended December 31, 2011, 2010 and 2009, 0.7 million, 3.0 million and 2.7 million stock option awards, respectively, were outstanding but not included in the computation of diluted earnings per share for each year because the exercise price was greater than the average market price of Federated Class B common stock for each respective year. In the event the awards become dilutive, these shares would be included in the calculation of diluted earnings per share and would result in additional dilution.